Subsequent Events (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 30, 2013 EVHC Senior subordinated unsecured notes due 2019 Subsequent events
Subsequent events
Principal amount of debt redeemed							$ 332,500,000
Interest rate (as a percent)							8.125%
Redemption price of debt instrument as a percentage of principal amount							108.125%
Repayment of debt on redemption	$ 3,339,000	$ 53,142,000	$ 426,772,000	$ 10,383,000	$ 225,616,000	$ 283,616,000	$ 361,700,000